COMMITMENTS AND CONTINGENCIES - LEGAL MATTERS (Details) - state			12 Months Ended
	Jun. 13, 2016	Sep. 29, 2015	Dec. 31, 2016
State Antitrust Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims		15	15
Consumer Protection Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims		9	9
Number of states in which claim was dismissed	1
Unjust Enrichment Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims		16	16